OTHER RESERVES (Details) - Schedule of Foreign Currency Translation Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Foreign currency translation reserve
At 1 January	£ (116)	£ (114)
Income statement transfers	0	0	£ (108)
At 31 December	(116)	(116)	(114)
The Group | Reserve of change in value of foreign currency basis spreads
Foreign currency translation reserve
At 1 January	(116)	(114)	(207)
Currency translation differences arising in the year	0	(2)	(15)
Income statement transfers	0	0	108
At 31 December	(116)	(116)	(114)
The Bank
Foreign currency translation reserve
At 1 January	0	(6)
Income statement transfers	0	0	84
At 31 December	1	0	(6)
The Bank | Reserve of change in value of foreign currency basis spreads
Foreign currency translation reserve
At 1 January	0	(6)	76
Currency translation differences arising in the year	1	6	2
Income statement transfers	0	0	(84)
At 31 December	£ 1	£ 0	£ (6)